Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments	The Company has the following delivery installment commitments:

	June 30, 2023	December 31, 2022
(in $ millions)
Delivery installments for jack-up drilling rigs	294.8	294.8
Total	294.8	294.8

Maturity of Commitments	The following table sets forth when our commitments fall due as of June 30, 2023:

(In $ millions)	Less than 1 year	1-2 years	2-3 years	Thereafter	Total
Delivery installments for jack-up rigs	—	—	294.8	—	294.8

Other Commercial Commitments
The Company has the following guarantee commitments:

	June 30, 2023	December 31, 2022
(in $ millions)
Bank guarantees and performance bonds(1)	21.6	9.7
Total	21.6	9.7
(1) In April 2023, the Company entered into a facility with DNB Bank ASA to provide guarantees and letters of credit of up to $25.0 million collateralized by the rigs that secure the $175.0 million facility, enabling the Company to free up the restricted cash used to be collateralized for guarantees and recognized in the Consolidated Balance Sheets as restricted cash. As a result, no restricted cash is supporting bank guarantee as at June 30, 2023 ($10.1 million as at December 31, 2022). See Note 10 - Restricted Cash).
As at June 30, 2023, the expected expiration dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1–3 years	Total
Bank guarantees and performance bonds	20.4	1.2	21.6

Assets Pledged as Collateral	Assets pledged as collateral

	June 30, 2023	December 31, 2022
(in $ millions)
Book value of jack-up rigs pledged as collateral for debt facilities	2,598.9	2,396.2